Other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Categories of non-current financial assets [abstract]
Schedule of Other Noncurrent Financial Assets
The following table provides a breakdown for other non-current financial assets:

	At December 31,
(€ thousands)	2023	2022
Guarantee deposits	28,362	26,814
Financial loans to related parties	—	2,240
Financial loans to TFI	—	1,862
Lease receivables from sublease	1,115	1,366
Other	4,421	3,958
Total other non-current financial assets	33,898	36,240